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[WISDOMTREE(SM) LOGO]                                                 PROSPECTUS

                                                                   June 12, 2006
                                                                   as revised on
                                                               February 15, 2007

Equity Funds

WisdomTree(SM) Trust


WisdomTree
Domestic Dividend Funds


WisdomTree Total Dividend Fund
WisdomTree High-Yielding Equity Fund
WisdomTree LargeCap Dividend Fund
WisdomTree Dividend Top 100(SM) Fund
WisdomTree MidCap Dividend Fund
WisdomTree SmallCap Dividend Fund


WisdomTree
International Dividend Funds


WisdomTree DEFA Fund
WisdomTree DEFA High-Yielding Equity Fund
WisdomTree Europe Total Dividend Fund
WisdomTree Europe High-Yielding Equity Fund
WisdomTree Europe SmallCap Dividend Fund
WisdomTree Japan Total Dividend Fund
WisdomTree Japan High-Yielding Equity Fund
WisdomTree Japan SmallCap Dividend Fund
WisdomTree Pacific ex-Japan Total Dividend Fund
WisdomTree Pacific ex-Japan High-Yielding Equity Fund
WisdomTree International LargeCap Dividend Fund
WisdomTree International Dividend Top 100(SM) Fund
WisdomTree International MidCap Dividend Fund
WisdomTree International SmallCap Dividend Fund

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Trust

WisdomTree Trust (the "Trust") is a registered investment company that consists of separate investment portfolios called "Funds." Each Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of a particular index that defines a dividend-paying segment of the U.S. or international stock market. The indexes are created using a proprietary methodology developed by WisdomTree Investments, Inc. The Funds described in this Prospectus are listed in the Table of Contents.

Each Fund is an "exchange traded fund." This means that shares of the Funds are listed on a national securities exchange, such as the New York Stock Exchange, and trade at market prices. The market price for a Fund's shares may be different from its net asset value per share ("NAV"). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund issues and redeems shares at NAV only in large blocks of shares, typically 50,000 shares or more ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

A NOTE TO RETAIL INVESTORS

Shares can be purchased directly from the issuing Fund only in exchange for a basket of securities that is expected to be worth several million dollars. Most individual investors, therefore, will not be able to purchase shares directly from a Fund. Instead, these investors will purchase shares in the secondary market through a brokerage account or with the assistance of a broker. Thus, some of the information contained in this Prospectus - such as information about purchasing and redeeming shares from a Fund and references to transaction fees imposed on purchases and redemptions - is not relevant to most individual investors. Shares purchased or sold through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.

INVESTMENT PRODUCTS : o ARE NOT FDIC INSURED o MAY LOSE VALUE o ARE NOT BANK GUARANTEED

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                                WisdomTree Trust

Table of Contents


Overview                                                                       2
Investment Objective                                                           2
Principal Investment Strategies                                                2
Principal Risk Factors Common to All Funds                                     3
Portfolio Holdings Information                                                 5
WisdomTree Domestic Dividend Funds                                             6
WisdomTree Total Dividend Fund                                                 6
WisdomTree High-Yielding Equity Fund                                           9
WisdomTree LargeCap Dividend Fund                                             12
WisdomTree Dividend Top 100 Fund                                              14
WisdomTree MidCap Dividend Fund                                               17
WisdomTree SmallCap Dividend Fund                                             20
WisdomTree International Dividend Funds                                       23
WisdomTree DEFA Fund                                                          23
WisdomTree DEFA High-Yielding Equity Fund                                     26
WisdomTree Europe Total Dividend Fund                                         29
WisdomTree Europe High-Yielding Equity Fund                                   32
WisdomTree Europe SmallCap Dividend Fund                                      35
WisdomTree Japan Total Dividend Fund                                          39
WisdomTree Japan High-Yielding Equity Fund                                    42
WisdomTree Japan SmallCap Dividend Fund                                       45
WisdomTree Pacific ex-Japan Total Dividend Fund                               49
WisdomTree Pacific ex-Japan High-Yielding Equity Fund                         52
WisdomTree International LargeCap Dividend Fund                               55
WisdomTree International Dividend Top 100 Fund                                58
WisdomTree International MidCap Dividend Fund                                 61
WisdomTree International SmallCap Dividend Fund                               64
Management                                                                    68
Investment Adviser                                                            68
Sub-Adviser                                                                   69
Portfolio Managers                                                            69
Administrator, Custodian and Transfer Agent                                   70
Shareholder Information                                                       70
Buying and Selling Shares                                                     70
Share Trading Prices                                                          70
Determination of Net Asset Value                                              70
Dividends and Distributions                                                   71
Book Entry                                                                    71
Delivery of Shareholder Documents - Householding                              71
Frequent Purchases and Redemptions of Fund Shares                             72
Investments by Registered Investment Companies                                72
Taxes                                                                         72
Taxes on Distributions                                                        73
Taxes When Fund Shares are Sold                                               73
Taxes on Creation and Redemption of Creation Units                            74
Creation and Redemption                                                       74
Authorized Participants and the Continuous Offering of Shares                 75
Creation and Redemption Transaction Fees for Creation Units                   75
Distribution                                                                  76
Additional Notices                                                            76



                                                 WisdomTree Trust Prospectus   1

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Overview

This Prospectus provides the information you need to make an informed decision about investing in the Funds.* It contains important facts about the Trust as a whole and each Fund in particular.

Each Fund is an exchange-traded fund ("ETF"). ETFs are index funds whose shares are listed on a stock exchange and traded like equity securities at market prices. ETFs, such as the Funds, allow you to buy or sell shares that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease and liquidity of stock-trading to the benefits of traditional index-fund investing.

WisdomTree Asset Management, Inc. ("WisdomTree Asset Management") is the investment adviser to each Fund. WisdomTree Investments, Inc. ("WisdomTree Investments") is the parent company of WisdomTree Asset Management.

Investment Objective

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index" or "Dividend Index") developed by WisdomTree Investments. Each Index consists of dividendpaying securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments.

Principal Investment Strategies

This Prospectus describes six Funds that invest in dividend-paying U.S. equity securities and fourteen Funds that invest in dividend-paying non-U.S. equity securities. Each Fund tracks a specific U.S. or international stock Index created by WisdomTree Investments. Each Dividend Index is designed to measure a specific segment of the market for U.S. or international dividend-paying securities. Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of its underlying Index.

The WisdomTree Indexes are "fundamentally weighted." The Dividend Indexes differ from most traditional indexes in that the proportion, or "weighting," of the securities in each Dividend Index is based on a measure of fundamental value. The Dividend Indexes are weighted based on either the amount of cash dividends that companies in each Index pay or the dividend yield of the companies in each Index. This means that securities of companies that pay higher amounts of cash dividends or have higher dividend yields generally will be more heavily weighted in each Index and Fund. Most traditional indexes and index funds weight their securities by looking simply at the market capitalization of such securities. Common stocks, real estate investment trusts, tracking stocks, and holding companies are eligible for inclusion in each Index. Only regular dividends (i.e., established or quarterly dividends as opposed to non-recurring or special dividends) are included in the determination of cash dividends or dividend yield.

Under normal circumstances, at least 95% of a Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of its Index. Each Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name. Each Fund generally may invest up to 5% of its total assets in securities not included in its Index, but which the Fund believes will help it track its Index. For example, a Fund may invest in securities that are not components of its Index in order to reflect various corporate actions and other changes to its Index (such as reconstitutions, additions and deletions). Under normal circumstances, as long as a Fund invests at least 95% of its total assets in the securities of its Index, it also may invest its other assets in cash and cash equivalents, as well as in shares of other investment companies, futures contracts, options on futures contracts, options, and swaps. WisdomTree Asset Management expects that, over time, the correlation between each Fund's performance and that of its Index, before fees and expenses, will be 95% or better.

* "WisdomTree", "Dividend Top 100", and "Dividend Stream" are service marks of WisdomTree Investments and have been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.


2   WisdomTree Trust Prospectus

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Each Fund may use a "Replication" strategy or a "Representative Sampling"
strategy in seeking to track the performance of its Index. A Fund using a Replication strategy generally will invest in all or substantially all of the securities in its Index in approximately the same proportions as such securities are found in the Index. A Fund using a Representative Sampling strategy generally will invest in a sample of the securities in its Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

To the extent that a Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, a Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risk Factors Common to All Funds


Each Fund is subject to the principal risks described below. Additional risks associated with a Fund are discussed under the description of that Fund inWisdomTree Domestic Dividend Funds or WisdomTree International Dividend Funds sections. Some or all of these risks may adversely affect a Fund's NAV, trading price, yield, total return and/or its ability to meet its objectives.


Stock Market Risk

The trading price of equity securities fluctuates in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. Each Fund's NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Investment Style Risk

The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause a Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better - or worse - than the general securities markets. In the past, these periods have lasted for as long as several years.

Interest Rate Risk

Each of the underlying Indexes, and therefore the Funds, may be more heavily weighted than other types of investments in market sectors that are sensitive to interest rate fluctuations (such as the financial and real estate sectors). The Funds therefore may be more sensitive to fluctuations in interest rates than other types of investments. In particular, increases to prevailing interest rates could have a negative impact on the performance of the Funds.

Investment Approach Risk

Each Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Funds do not attempt to outperform their Indexes or take defensive positions in declining markets. As a result, each Fund's performance may be adversely affected by a general decline in the U.S. or foreign market segments relating to its Index.


                                                 WisdomTree Trust Prospectus   3

Concentration Risk

To the extent that a Fund's Index concentrates in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index. A Fund that concentrates, or otherwise invests a large portion of its assets in a single industry or group of industries, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries. In such case, a Fund may be more volatile than funds based on broader or less volatile market segments.

The Funds generally invest a relatively large percentage of their assets in the financial services industry. The financial services industry is subject to extensive governmental regulation. The industry can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital funds.

Non-Diversification Risk

Each Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on a Fund's performance.

Issuer-Specific Risk

Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of a Fund.

Non-Correlation Risk

The performance of a Fund and its Index may vary somewhat for a variety of reasons. For example, each Fund incurs operating expenses and portfolio transaction costs not incurred by its Index. In addition, a Fund may not be fully invested in the securities of its Index at all times. The use of sampling techniques or futures or other derivative positions may affect a Fund's ability to achieve close correlation with its Index. A Fund using a Representative Sampling strategy generally can be expected to have a greater non-correlation risk than a Fund using a Replication strategy.

Management Risk

Because each Fund may not fully replicate its Index and may hold securities not included in its Index, a Fund is subject to management risk. This is the risk that the Fund's investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risks

There can be no assurance that an active trading market for Fund shares will develop or be maintained.

Although it is expected that the shares of the Funds will be listed for trading on the New York Stock Exchange, it is possible that an active trading market may not be maintained.


4   WisdomTree Trust Prospectus

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Lack of Market Liquidity

Trading of shares of a Fund on the New York Stock Exchange or another national securities exchange may be halted if exchange officials deem such action appropriate, if the Fund is delisted, or if the activation of marketwide "circuit breakers" halts stock trading generally. If a Fund's shares are delisted, the Fund may seek to list its shares on another market, merge with another ETF or traditional mutual fund, or redeem its shares at NAV. WisdomTree Asset Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Shares of the Funds May Trade at Prices Other Than NAV

It is expected that the shares of a Fund will be listed for trading on the New York Stock Exchange and will be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy shares of a Fund in the secondary market, and you may receive less than NAV when you sell those shares in the secondary market.

The market price of Fund shares during the trading day, like the price of any exchange-traded security, includes a "bid/ask" spread charged by the exchange specialist, market makers or other participants that trade the Fund shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. WisdomTree Asset Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fiscal Policy Risk

Any repeal or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Funds.

Portfolio Holdings Information

Information about each Fund's portfolio holdings is available at www.wisdomtree.com. A summarized description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Trust's SAI.


                                                 WisdomTree Trust Prospectus   5

WisdomTree Domestic Dividend Funds


o    WisdomTree Total Dividend Fund

o    WisdomTree High-Yielding Equity Fund

o    WisdomTree LargeCap Dividend Fund

o    WisdomTree Dividend Top 100 Fund

o    WisdomTree MidCap Dividend Fund

o    WisdomTree SmallCap Dividend Fund

WisdomTree Total Dividend Fund

Fund Facts

Cusip Number:

o    97717W109

Exchange Trading Symbol:

o    DTD

WisdomTree Total Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree Dividend Index measures the performance of U.S. companies that pay regular cash dividends on shares of their common stock and that meet specified requirements as of the Index measurement date. The Index consists of companies that: (i) are incorporated in the United States (including Puerto
Rico), (ii) are listed on the New York Stock Exchange ("NYSE"), American Stock Exchange ("AMEX"), the NASDAQ Global Select Market or NASDAQ Global Market ("NASDAQ"), (iii) pay regular cash dividends on shares of their common stock,
(iv) have a market capitalization of at least $100 million on the Index measurement date, and (v) have an average daily dollar volume of at least $100,000 for the three months prior to the Index measurement date. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes all large-capitalization, mid-capitalization and small-capitalization securities that meet the Index requirements and is, in this sense, a total market index for the dividend-paying segment of the U.S. market. As of March 31, 2006, approximately 79% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Total Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Small-, Mid-Capitalization Investing. The Fund invests a portion of its assets in stocks of small- and mid-capitalization companies. The stocks of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater


6   WisdomTree Trust Prospectus
     and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, the Fund as a whole may be subject to more volatility than funds that invest solely in larger, more established companies.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)

Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.28%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses*                                                         0.00%
                                                                           ----
Total Annual Fund Operating Expenses                                       0.28%
                                                                           ====

* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 Year   3 Years
                                ------   -------
                                  $29      $90

You would pay the following expenses if you did not redeem your shares:

                                1 Year   3 Years
                                ------   -------
                                  $29      $90


                                                 WisdomTree Trust Prospectus   7

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $4,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 1, 2006 was $2,500,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $4,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $15,165 if the Creation Unit is redeemed after one year and $30,526 if the Creation Unit is redeemed after three years.

* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


8   WisdomTree Trust Prospectus

WisdomTree Domestic Dividend Funds


o    WisdomTree Total Dividend Fund

o    WisdomTree High-Yielding Equity Fund

o    WisdomTree LargeCap Dividend Fund

o    WisdomTree Dividend Top 100 Fund

o    WisdomTree MidCap Dividend Fund

o    WisdomTree SmallCap Dividend Fund

WisdomTree High-Yielding Equity Fund

Fund Facts

Cusip Number:

o    97717W208

Exchange Trading Symbol:

o    DHS

WisdomTree High-Yielding Equity Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree High-Yielding Equity Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree High-Yielding Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Replication strategy to achieve its investment objective and generally will hold each stock in approximately the same proportion as its weighting in the Index.

Index Description

The WisdomTree High-Yielding Equity Index measures the performance of the highest yielding stocks within the WisdomTree Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Dividend Index those companies with market capitalizations of at least $200 million and average daily trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes large-capitalization, mid-capitalization and small-capitalization stocks. In this sense, it is a dividend-weighted U.S. multi-capitalization index. As of March 31, 2006, approximately 82% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.

Primary Investment Risks

The following risk, in addition to the principal risk factors common to all Funds, is one of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. The price, and therefore the total return of shares of the WisdomTree High-Yielding Equity Fund, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.


                                                 WisdomTree Trust Prospectus   9

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)

Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.38%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses*                                                         0.00%
                                                                           ----
Total Annual Fund Operating Expenses                                       0.38%
                                                                           ====

* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 Year   3 Years
                                ------   -------
                                  $39      $122

You would pay the following expenses if you did not redeem your shares:

                                1 Year   3 Years
                                ------   -------
                                  $39      $122


10  WisdomTree Trust Prospectus

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,200 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 1, 2006 was $2,500,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $2,200 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $14,119 if the Creation Unit is redeemed after one year and $34,926 if the Creation Unit is redeemed after three years.

* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                 WisdomTree Trust Prospectus  11

WisdomTree Domestic Dividend Funds


o    WisdomTree Total Dividend Fund

o    WisdomTree High-Yielding Equity Fund

o    WisdomTree LargeCap Dividend Fund

o    WisdomTree Dividend Top 100 Fund

o    WisdomTree MidCap Dividend Fund

o    WisdomTree SmallCap Dividend Fund

WisdomTree LargeCap Dividend Fund

Fund Facts

Cusip Number:

o    97717W307

Exchange Trading Symbol:

o    DLN

WisdomTree LargeCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree LargeCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Replication strategy to achieve its investment objective and generally will hold each stock in approximately the same proportion as its weighting in the Index.

Index Description

The WisdomTree LargeCap Dividend Index measures performance of companies that pay regular cash dividends from the large-capitalization segment of the WisdomTree Dividend Index and that meet specified requirements as of the Index measurement date. The Index consists of the 300 companies in the WisdomTree Dividend Index with the highest market capitalizations as of the Index measurement date. Companies in the Index are weighted based on their projected cash dividends as of the Index measurement date. As of March 31, 2006, approximately 95% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.

Primary Investment Risks

The following risk, in addition to the principal risk factors common to all Funds, is one of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. The price, and therefore the total return of shares of the WisdomTree LargeCap Dividend Fund, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.


12  WisdomTree Trust Prospectus

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
 Transaction Fees and Redemption Transaction Fees section below)

Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.28%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses*                                                         0.00%
                                                                           ----
Total Annual Fund Operating Expenses                                       0.28%
                                                                           ====

* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 Year   3 Years
                                ------   -------
                                  $29      $90

You would pay the following expenses if you did not redeem your shares:

                                1 Year   3 Years
                                ------   -------
                                  $29      $90

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 1, 2006 was $2,500,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $10,165 if the Creation Unit is redeemed after one year and $25,526 if the Creation Unit is redeemed after three years.

* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                 WisdomTree Trust Prospectus  13

WisdomTree Domestic Dividend Funds


o    WisdomTree Total Dividend Fund

o    WisdomTree High-Yielding Equity Fund

o    WisdomTree LargeCap Dividend Fund

o    WisdomTree Dividend Top 100 Fund

o    WisdomTree MidCap Dividend Fund

o    WisdomTree SmallCap Dividend Fund

WisdomTree Dividend Top 100 Fund

Fund Facts

Cusip Number:

o    97717W406

Exchange Trading Symbol:

o    DTN

WisdomTree Dividend Top 100 Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Top 100 Index. The WisdomTree Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies in the WisdomTree LargeCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Dividend Top 100 Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Replication strategy to achieve its investment objective and generally will hold each stock in approximately the same proportion as its weighting in the Index.

Index Description

The WisdomTree Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies in the WisdomTree LargeCap Dividend Index that meet specified requirements as of the Index measurement date. Unlike the other WisdomTree Domestic Indexes, which weight Index components based on projected cash dividends, a component's weight in the Index is based on its indicated annual dividend yield as of the Index measurement date. Indicated annual dividend yield is calculated by annualizing the most recently declared regular cash dividend per share and dividing the amount by the stock price. A component company's weight in the Index is determined by dividing its indicated annual dividend yield by the sum of all the indicated annual dividend yields for all the component companies in the Index. The Index consists primarily of 100 large-capitalization securities and is, in this sense, a dividend-yield weighted U.S. large-capitalization index. As of March 31, 2006, approximately 96% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.

Primary Investment Risks

The following risk, in addition to the principal risk factors common to all Funds, is one of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Dividend Top 100 Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.


14  WisdomTree Trust Prospectus

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)

Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.38%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses*                                                         0.00%
                                                                           ----
Total Annual Fund Operating Expenses                                       0.38%
                                                                           ====

* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 Year   3 Years
                                ------   -------
                                  $39      $122

You would pay the following expenses if you did not redeem your shares:

                                1 Year   3 Years
                                ------   -------
                                  $39      $122


                                                 WisdomTree Trust Prospectus  15

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 1, 2006 was $2,500,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $10,719 if the Creation Unit is redeemed after one year and $31,526 if the Creation Unit is redeemed after three years.

* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


16  WisdomTree Trust Prospectus

WisdomTree Domestic Dividend Funds


o    WisdomTree Total Dividend Fund

o    WisdomTree High-Yielding Equity Fund

o    WisdomTree LargeCap Dividend Fund

o    WisdomTree Dividend Top 100 Fund

o    WisdomTree MidCap Dividend Fund

o    WisdomTree SmallCap Dividend Fund

WisdomTree MidCap Dividend Fund

Fund Facts

Cusip Number:

o    97717W505

Exchange Trading Symbol:

o    DON

WisdomTree MidCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree MidCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. A portion of the Index is comprised of stocks issued by REITs. The Fund generally uses a Replication strategy to achieve its investment objective and generally will hold each stock in approximately the same proportion as its weighting in the Index.

Index Description

The WisdomTree MidCap Dividend Index measures the performance of companies that pay regular cash dividends from the mid-capitalization segment of the WisdomTree Dividend Index and that meet specified requirements as of the Index measurement date. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Dividend Index. Those companies that comprise the top 75% of the remaining market capitalization of the WisdomTree Dividend Index as of the Index measurement date are included in the WisdomTree MidCap Dividend Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. A relatively large portion of the Index is comprised of stocks issued by REITs. The Index includes primarily mid-capitalization securities and is, in this sense, a dividend-weighted U.S. mid-capitalization index. As of March 31, 2006, approximately 91% of the capitalization of the Index consisted of companies with market capitalizations between $2.0 billion and $10.0 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree MidCap Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.


                                                 WisdomTree Trust Prospectus  17

o Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies.

     o Mid-capitalization companies normally have less diverse product lines and they may be more susceptible to adverse developments concerning their products than larger capitalization companies.

     o The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities.

     o The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of mid-capitalization companies.

o Investments in REITs. The Fund generally invests a relatively large percentage of its assets in real estate investment trusts or "REITs." Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for REITs, such as declining property values or rising interest rates, could have a negative impact on the Fund's performance.

As a result, the Fund may be more volatile than funds that invest in larger, more established companies.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)

Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.38%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses*                                                         0.00%
                                                                           ----
Total Annual Fund Operating Expenses                                       0.38%
                                                                           ====

* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


18  WisdomTree Trust Prospectus

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 Year   3 Years
                                ------   -------
                                  $39      $122

You would pay the following expenses if you did not redeem your shares:

                                1 Year   3 Years
                                ------   -------
                                  $39      $122

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 1, 2006 was $2,500,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $2,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $14,719 if the Creation Unit is redeemed after one year and $35,526 if the Creation Unit is redeemed after three years.

* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                 WisdomTree Trust Prospectus  19

WisdomTree Domestic Dividend Funds


o    WisdomTree Total Dividend Fund

o    WisdomTree High-Yielding Equity Fund

o    WisdomTree LargeCap Dividend Fund

o    WisdomTree Dividend Top 100 Fund

o    WisdomTree MidCap Dividend Fund

o    WisdomTree SmallCap Dividend Fund

WisdomTree SmallCap Dividend Fund

Fund Facts

Cusip Number:

o    97717W604

Exchange Trading Symbol:

o    DES

WisdomTree SmallCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. A portion of the Index is comprised of stocks issued by REITs. The Fund generally uses a Replication strategy to achieve its investment objective and generally will hold each stock in approximately the same proportion as its weighting in the Index.

Index Description

The WisdomTree SmallCap Dividend Index measures the performance of companies that pay regular cash dividends from the small-capitalization segment of the WisdomTree Dividend Index and that meet specified requirements as of the Index measurement date. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Dividend Index. Those companies that comprise the bottom 25% of the remaining market capitalization of the WisdomTree Dividend Index as of the Index measurement date are included in the WisdomTree SmallCap Dividend Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. A relatively large portion of the Index is comprised of stocks issued by REITs. The Index includes primarily small-capitalization securities and is, in this sense, a dividend-weighted U.S. small-capitalization index. As of March 31, 2006, approximately 100% of the capitalization of the Index consisted of companies with market capitalizations less than $2.0 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree SmallCap Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.


20  WisdomTree Trust Prospectus

o Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. Although certain risks associated with investing in small-capitalization companies may be similar to those risks associated with investing in mid-capitalization companies, such risks tend to be greater with respect to small-capitalization companies.

     o Small-capitalization companies may be less financially secure than larger, more established mid- and large-capitalization companies.

     o Small-capitalization companies normally have less diverse product lines and they may be more susceptible to adverse developments concerning their products than larger, more established mid- and large-capitalization companies. In addition, small-capitalization companies may distribute, sell or produce products which have recently been brought to market and may be dependent on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, the Fund's investment in a small capitalization company may lose substantial value.

     o The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities.

     o The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small-capitalization companies.

     o In addition, small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

o The Fund generally invests a relatively large percentage of its assets in real estate investment trusts or "REITs." Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for REITs, such as declining property values or rising interest rates, could have a negative impact on the Fund's performance.

As result, the Fund may be more volatile than funds that invest in larger, more established large-capitalization and mid-capitalization companies.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.


                                                 WisdomTree Trust Prospectus  21

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)

Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.38%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses*                                                         0.00%
                                                                           ----
Total Annual Fund Operating Expenses                                       0.38%
                                                                           ====

* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 Year   3 Years
                                ------   -------
                                  $39      $122

You would pay the following expenses if you did not redeem your shares:

                                1 Year   3 Years
                                ------   -------
                                  $39      $122

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $4,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 1, 2006 was $2,500,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $4,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $17,719 if the Creation Unit is redeemed after one year and $38,526 if the Creation Unit is redeemed after three years.

* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


22  WisdomTree Trust Prospectus

WisdomTree International Dividend Funds


o    WisdomTree DEFA Fund

o    WisdomTree DEFA High-Yielding Equity Fund

o    WisdomTree Europe Total Dividend Fund

o    WisdomTree Europe High-Yielding Equity Fund

o    WisdomTree Europe SmallCap Dividend Fund

o    WisdomTree Japan Total Dividend Fund

o    WisdomTree Japan High-Yielding Equity Fund

o    WisdomTree Japan SmallCap Dividend Fund

o    WisdomTree Pacific ex-Japan Total Dividend Fund

o    WisdomTree Pacific ex-Japan High-Yielding Equity Fund

o    WisdomTree International LargeCap Dividend Fund

o    WisdomTree International Dividend Top 100 Fund

o    WisdomTree International MidCap Dividend Fund

o    WisdomTree International SmallCap Dividend Fund

WisdomTree DEFA Fund

Fund Facts

Cusip Number:

97717W703

Exchange Trading Symbol:

DWM

WisdomTree DEFA Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index of Europe, Far East Asia and Australasia (the "WisdomTree DEFA Index"). Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree DEFA Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree DEFA Index measures the performance of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends on shares of common stock and that meet specified requirements as of the Index measurement date. To be included in the WisdomTree DEFA Index, companies must be incorporated in one of 16 developed-market European countries represented by the WisdomTree Europe Dividend Index, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock in the 12 months prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities that meet the Index requirements. As of March 31, 2006, approximately 71% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree DEFA Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement,


                                                 WisdomTree Trust Prospectus  23
     custodial, and other operational risks; and, in some cases, less stringent investor protection and disclosure standards. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in the United Kingdom.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)

Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.48%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses*                                                         0.00%
                                                                           ----
Total Annual Fund Operating Expenses                                       0.48%
                                                                           ====

* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


24  WisdomTree Trust Prospectus

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 Year   3 Years
                                ------   -------
                                  $49      $154

You would pay the following expenses if you did not redeem your shares:

                                1 Year   3 Years
                                ------   -------
                                  $49      $154

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 250,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $15,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 1, 2006 was $12,500,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $15,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $12,500,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $91,356 if the Creation Unit is redeemed after one year and $222,513 if the Creation Unit is redeemed after three years.

* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                 WisdomTree Trust Prospectus  25

WisdomTree International Dividend Funds


o    WisdomTree DEFA Fund

o    WisdomTree DEFA High-Yielding Equity Fund

o    WisdomTree Europe Total Dividend Fund

o    WisdomTree Europe High-Yielding Equity Fund

o    WisdomTree Europe SmallCap Dividend Fund

o    WisdomTree Japan Total Dividend Fund

o    WisdomTree Japan High-Yielding Equity Fund

o    WisdomTree Japan SmallCap Dividend Fund

o    WisdomTree Pacific ex-Japan Total Dividend Fund

o    WisdomTree Pacific ex-Japan High-Yielding Equity Fund

o    WisdomTree International LargeCap Dividend Fund

o    WisdomTree International Dividend Top 100 Fund

o    WisdomTree International MidCap Dividend Fund

o    WisdomTree International SmallCap Dividend Fund

WisdomTree DEFA High-Yielding Equity Fund

Fund Facts

Cusip Number:

97717W802

Exchange Trading Symbol:

DTH

WisdomTree DEFA High-Yielding Equity Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree DEFA High-Yielding Equity Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree DEFA Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree DEFA High-Yielding Equity Index measures the performance of the highest dividend yielding stocks within the WisdomTree DEFA Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree DEFA Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted, multi-cap index for the high-yielding dividend segment of the industrialized world outside of the U.S. and Canada. As of March 31, 2006, approximately 79% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree DEFA High-Yielding Equity Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and


26  WisdomTree Trust Prospectus
     disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in the United Kingdom.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)

Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.58%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses*                                                         0.00%
                                                                           ----
Total Annual Fund Operating Expenses                                       0.58%
                                                                           ====

* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


                                                 WisdomTree Trust Prospectus  27

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 Year   3 Years
                                ------   -------
                                  $59      $186

You would pay the following expenses if you did not redeem your shares:

                                1 Year   3 Years
                                ------   -------
                                  $59      $186

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $9,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 1, 2006 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $9,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $48,641 if the Creation Unit is redeemed after one year and $111,911 if the Creation Unit is redeemed after three years.

* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


28  WisdomTree Trust Prospectus

WisdomTree International Dividend Funds


o    WisdomTree DEFA Fund

o    WisdomTree DEFA High-Yielding Equity Fund

o    WisdomTree Europe Total Dividend Fund

o    WisdomTree Europe High-Yielding Equity Fund

o    WisdomTree Europe SmallCap Dividend Fund

o    WisdomTree Japan Total Dividend Fund

o    WisdomTree Japan High-Yielding Equity Fund

o    WisdomTree Japan SmallCap Dividend Fund

o    WisdomTree Pacific ex-Japan Total Dividend Fund

o    WisdomTree Pacific ex-Japan High-Yielding Equity Fund

o    WisdomTree International LargeCap Dividend Fund

o    WisdomTree International Dividend Top 100 Fund

o    WisdomTree International MidCap Dividend Fund

o    WisdomTree International SmallCap Dividend Fund

WisdomTree Europe Total Dividend Fund

Fund Facts

Cusip Number:

97717W885

Exchange Trading Symbol:

DEB

WisdomTree Europe Total Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Europe Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the underlying Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree Europe Dividend Index measures the performance of companies incorporated in 16 developed-market European countries that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated in and have their shares of common stock listed on a major stock exchange in one of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom ("Europe"). Companies must have paid at least $5 million in cash dividends on shares of their common stock in the 12 months prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of developed-market Europe. As of March 31, 2006, approximately 79% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Europe Total Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement,


                                                 WisdomTree Trust Prospectus  29
     custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. Most developed countries in Western Europe are members of the European Union
     (EU), and many are also members of the EMU, which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high. In addition, the tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe. The Fund generally invests a relatively large percentage of its assets in companies organized in the United Kingdom.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)

Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.48%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses*                                                         0.00%
                                                                           ----
Total Annual Fund Operating Expenses                                       0.48%
                                                                           ====

* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


30  WisdomTree Trust Prospectus

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 Year   3 Years
                                ------   -------
                                  $49      $154

You would pay the following expenses if you did not redeem your shares:

                                1 Year   3 Years
                                ------   -------
                                  $49      $154

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $7,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 1, 2006 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $7,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $39,542 if the Creation Unit is redeemed after one year and $92,005 if the Creation Unit is redeemed after three years.

* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                 WisdomTree Trust Prospectus  31

WisdomTree International Dividend Funds


o    WisdomTree DEFA Fund

o    WisdomTree DEFA High-Yielding Equity Fund

o    WisdomTree Europe Total Dividend Fund

o    WisdomTree Europe High-Yielding Equity Fund

o    WisdomTree Europe SmallCap Dividend Fund

o    WisdomTree Japan Total Dividend Fund

o    WisdomTree Japan High-Yielding Equity Fund

o    WisdomTree Japan SmallCap Dividend Fund

o    WisdomTree Pacific ex-Japan Total Dividend Fund

o    WisdomTree Pacific ex-Japan High-Yielding Equity Fund

o    WisdomTree International LargeCap Dividend Fund

o    WisdomTree International Dividend Top 100 Fund

o    WisdomTree International MidCap Dividend Fund

o    WisdomTree International SmallCap Dividend Fund

WisdomTree Europe High-Yielding Equity Fund

Fund Facts

Cusip Number:

97717W877

Exchange Trading Symbol:

DEW

WisdomTree Europe High-Yielding Equity Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe High-Yielding Equity Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Europe High-Yielding Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree Europe High-Yielding Equity Index measures the performance of the highest dividend yielding stocks within the WisdomTree Europe Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Europe Dividend Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization stocks. In this sense, it is a dividend-weighted, multi-capitalization index for the high-yielding segment of developed-market Europe. As of March 31, 2006, approximately 93% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Europe High-Yielding Equity Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and


32  WisdomTree Trust Prospectus
     disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the EMU, which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high. In addition, the tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe. The Fund generally invests a relatively large percentage of its assets in companies organized in the United Kingdom.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)

Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.58%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses*                                                         0.00%
                                                                           ----
Total Annual Fund Operating Expenses                                       0.58%
                                                                           ====

* "Other Expenses" are based on estimated amounts for the current fiscal year.WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


                                                 WisdomTree Trust Prospectus  33

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 Year   3 Years
                                ------   -------
                                  $59      $186

You would pay the following expenses if you did not redeem your shares:

                                1 Year   3 Years
                                ------   -------
                                  $59      $186

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 1, 2006 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $2,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $34,641 if the Creation Unit is redeemed after one year and $97,911 if the Creation Unit is redeemed after three years.

* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


34  WisdomTree Trust Prospectus

WisdomTree International Dividend Funds


o    WisdomTree DEFA Fund

o    WisdomTree DEFA High-Yielding Equity Fund

o    WisdomTree Europe Total Dividend Fund

o    WisdomTree Europe High-Yielding Equity Fund

o    WisdomTree Europe SmallCap Dividend Fund

o    WisdomTree Japan Total Dividend Fund

o    WisdomTree Japan High-Yielding Equity Fund

o    WisdomTree Japan SmallCap Dividend Fund

o    WisdomTree Pacific ex-Japan Total Dividend Fund

o    WisdomTree Pacific ex-Japan High-Yielding Equity Fund

o    WisdomTree International LargeCap Dividend Fund

o    WisdomTree International Dividend Top 100 Fund

o    WisdomTree International MidCap Dividend Fund

o    WisdomTree International SmallCap Dividend Fund

WisdomTree Europe SmallCap Dividend Fund

Fund Facts

Cusip Number:

97717W869

Exchange Trading Symbol:

DFE

WisdomTree Europe SmallCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Europe SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Replication strategy to achieve its investment objective and generally will hold each stock in approximately the same proportion as its weighting in the Index.

Index Description

The WisdomTree Europe SmallCap Dividend Index measures the performance of small-capitalization companies incorporated in Western Europe that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is created by first removing from the WisdomTree Europe Dividend Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the bottom 25% of the remaining market capitalization of this group are included in the WisdomTree Europe SmallCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes primarily small-capitalization securities. In this sense, it is a dividend-weighted small-cap index for the dividend-paying segment of Western Europe. As of March 31, 2006, approximately 100% of the capitalization of the Index consisted of companies with market capitalizations less than $2.0 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Europe SmallCap Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and


                                                 WisdomTree Trust Prospectus  35
disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. Most developed countries in Western Europe are members of the European Union
     (EU), and many are also members of the EMU, which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high. In addition, the tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe. The Fund generally invests a relatively large percentage of its assets in companies organized in the United Kingdom.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

o Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. Although certain risks associated with investing in small-capitalization companies may be similar to those risks associated with investing in mid-capitalization companies, such risks tend to be greater with respect to small-capitalization companies.

     o Small-capitalization companies may be less financially secure than larger, more established mid- and large-capitalization companies.

     o Small-capitalization companies normally have less diverse product lines and they may be more susceptible to adverse developments concerning their products than larger, more established mid- and large-capitalization companies. In addition, small-capitalization companies may distribute, sell or produce products which have recently been brought to market and may be dependent on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, the Fund's investment in a small capitalization company may lose substantial value.

     o The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities.

     o The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small-capitalization companies.

     o In addition, small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

o The Fund generally invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, overall capital spending levels, economic cycles, technical obsolescence, labor relations, government regulations, the volatility of commodity prices and currency exchange rates, and worldwide competition.


36  WisdomTree Trust Prospectus

o The Fund generally invests a relatively large percentage of its assets in the "consumer cyclical" sector. The consumer cyclical sector of the economy can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)

Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.58%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses*                                                         0.00%
                                                                           ----
Total Annual Fund Operating Expenses                                       0.58%
                                                                           ====

* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 Year   3 Years
                                ------   -------
                                  $59      $186

You would pay the following expenses if you did not redeem your shares:

                                1 Year   3 Years
                                ------   -------
                                  $59      $186


                                                 WisdomTree Trust Prospectus  37

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $10,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 1, 2006 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $10,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $49,641 if the Creation Unit is redeemed after one year and $112,911 if the Creation Unit is redeemed after three years.

* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


38  WisdomTree Trust Prospectus

WisdomTree International Dividend Funds


o    WisdomTree DEFA Fund

o    WisdomTree DEFA High-Yielding Equity Fund

o    WisdomTree Europe Total Dividend Fund

o    WisdomTree Europe High-Yielding Equity Fund

o    WisdomTree Europe SmallCap Dividend Fund

o    WisdomTree Japan Total Dividend Fund

o    WisdomTree Japan High-Yielding Equity Fund

o    WisdomTree Japan SmallCap Dividend Fund

o    WisdomTree Pacific ex-Japan Total Dividend Fund

o    WisdomTree Pacific ex-Japan High-Yielding Equity Fund

o    WisdomTree International LargeCap Dividend Fund

o    WisdomTree International Dividend Top 100 Fund

o    WisdomTree International MidCap Dividend Fund

o    WisdomTree International SmallCap Dividend Fund

WisdomTree Japan Total Dividend Fund

Fund Facts

Cusip Number:

97717W851

Exchange Trading Symbol:

DXJ

WisdomTree Japan Total Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Japan Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree Japan Dividend Index measures the performance of companies incorporated in Japan that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies incorporated in Japan that list their shares on the Tokyo Stock Exchange. Companies must have paid at least $5 million in cash dividends on their common stock in the 12 months prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, midcapitalization and small-capitalization securities. In this sense, it is a dividend-weighted broad market index for the dividend-paying segment of Japan. As of March 31, 2006, approximately 59% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Japan Total Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the


                                                 WisdomTree Trust Prospectus  39

     Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country it is more likely to be impacted by events or conditions affecting that country. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan's economic growth rate has remained relatively low. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan's largest single trading partner, but close to half of Japan's trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and China could have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

o The Fund generally invests a relatively large percentage of its assets in the "consumer cyclical" industry. The consumer cyclical sector of the economy can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and None Redemption Transaction Fees section below)

Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.48%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses*                                                         0.00%
                                                                           ----
Total Annual Fund Operating Expenses                                       0.48%
                                                                           ====

* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


40  WisdomTree Trust Prospectus

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 Year   3 Years
                                ------   -------
                                  $49      $154

You would pay the following expenses if you did not redeem your shares:

                                1 Year   3 Years
                                ------   -------
                                  $49      $154

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $4,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 1, 2006 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $4,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $32,542 if the Creation Unit is redeemed after one year and $85,005 if the Creation Unit is redeemed after three years.

* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                 WisdomTree Trust Prospectus  41

WisdomTree International Dividend Funds


o    WisdomTree DEFA Fund

o    WisdomTree DEFA High-Yielding Equity Fund

o    WisdomTree Europe Total Dividend Fund

o    WisdomTree Europe High-Yielding Equity Fund

o    WisdomTree Europe SmallCap Dividend Fund

o    WisdomTree Japan Total Dividend Fund

o    WisdomTree Japan High-Yielding Equity Fund

o    WisdomTree Japan SmallCap Dividend Fund

o    WisdomTree Pacific ex-Japan Total Dividend Fund

o    WisdomTree Pacific ex-Japan High-Yielding Equity Fund

o    WisdomTree International LargeCap Dividend Fund

o    WisdomTree International Dividend Top 100 Fund

o    WisdomTree International MidCap Dividend Fund

o    WisdomTree International SmallCap Dividend Fund

WisdomTree Japan High-Yielding Equity Fund

Fund Facts

Cusip Number:

97717W844

Exchange Trading Symbol:

DNL

WisdomTree Japan High-Yielding Equity Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan High-Yielding Equity Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Japan High-Yielding Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Replication strategy to achieve its investment objective and generally will hold each stock in approximately the same proportion as its weighting in the Index.

Index Description

The WisdomTree Japan High-Yielding Equity Index measures the performance of the highest dividend yielding stocks within the WisdomTree Japan Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Japan Dividend Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization stocks. In this sense, it is a dividend-weighted, multi-capitalization index for the high-yielding dividend segment of Japan. As of March 31, 2006, approximately 62% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Japan High-Yielding Equity Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open


42  WisdomTree Trust Prospectus
     on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent a Fund invests a significant portion of its assets in the securities of a single country it is more likely to be impacted by events or conditions in that country. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan's economic growth rate has remained relatively low. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan's largest single trading partner, but close to half of Japan's trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and China could have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)

Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.58%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses*                                                         0.00%
                                                                           ----
Total Annual Fund Operating Expenses                                       0.58%
                                                                           ====

* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


                                                 WisdomTree Trust Prospectus  43

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 Year   3 Years
                                ------   -------
                                  $59      $186

You would pay the following expenses if you did not redeem your shares:

                                1 Year   3 Years
                                ------   -------
                                  $59      $186

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 1, 2006 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $2,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $34,641 if the Creation Unit is redeemed after one year and $97,911 if the Creation Unit is redeemed after three years.

* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


44  WisdomTree Trust Prospectus

WisdomTree International Dividend Funds


o    WisdomTree DEFA Fund

o    WisdomTree DEFA High-Yielding Equity Fund

o    WisdomTree Europe Total Dividend Fund

o    WisdomTree Europe High-Yielding Equity Fund

o    WisdomTree Europe SmallCap Dividend Fund

o    WisdomTree Japan Total Dividend Fund

o    WisdomTree Japan High-Yielding Equity Fund

o    WisdomTree Japan SmallCap Dividend Fund

o    WisdomTree Pacific ex-Japan Total Dividend Fund

o    WisdomTree Pacific ex-Japan High-Yielding Equity Fund

o    WisdomTree International LargeCap Dividend Fund

o    WisdomTree International Dividend Top 100 Fund

o    WisdomTree International MidCap Dividend Fund

o    WisdomTree International SmallCap Dividend Fund

WisdomTree Japan SmallCap Dividend Fund

Fund Facts

Cusip Number:

97717W836

Exchange Trading Symbol:

DFJ

WisdomTree Japan SmallCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Japan SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Replication strategy to achieve its investment objective and generally will hold each stock in approximately the same proportion as its weighting in the Index.

Index Description

The WisdomTree Japan SmallCap Dividend Index measures the performance of small-capitalization companies incorporated in Japan that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Japan Dividend Index. The remaining companies are then weighted in the Index based on regular cash dividends paid. The Index includes primarily small-capitalization securities. In this sense, it is a dividend-weighted small-cap index for the dividend-paying segment of Japan. As of March 31, 2006, approximately 84% of the capitalization of the Index consisted of companies with market capitalizations less than $2.0 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Japan SmallCap Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase


                                                 WisdomTree Trust Prospectus  45
     or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country it is more likely to be impacted by events or conditions affecting that country. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan's economic growth rate has remained relatively low. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan's largest single trading partner, but close to half of Japan's trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and China could have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

o Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. Although certain risks associated with investing in small-capitalization companies may be similar to those risks associated with investing in mid-capitalization companies, such risks tend to be greater with respect to small-capitalization companies.

     o Small-capitalization companies may be less financially secure than larger, more established mid- and large-capitalization companies.

     o Small-capitalization companies normally have less diverse product lines and they may be more susceptible to adverse developments concerning their products than larger, more established mid- and large-capitalization companies. In addition, small-capitalization companies may distribute, sell or produce products which have recently been brought to market and may be dependent on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, the Fund's investment in a small-capitalization company may lose substantial value.

     o The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political or economic developments than the market as a whole or other types of securities.

     o The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small-capitalization companies.

     o In addition, small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

o The Fund generally invests a relatively large percentage of its assets in the "consumer cyclical" industry. The consumer cyclical sector of the economy can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.


46  WisdomTree Trust Prospectus

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)

Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.58%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses*                                                         0.00%
                                                                           ----
Total Annual Fund Operating Expenses                                       0.58%
                                                                           ====

* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 Year   3 Years
                                ------   -------
                                  $59      $186

You would pay the following expenses if you did not redeem your shares:

                                1 Year   3 Years
                                ------   -------
                                 $59       $186


                                                 WisdomTree Trust Prospectus  47

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $5,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 1, 2006 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $5,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $39,641 if the Creation Unit is redeemed after one year and $102,911 if the Creation Unit is redeemed after three years.

* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


48  WisdomTree Trust Prospectus

WisdomTree International Dividend Funds


o    WisdomTree DEFA Fund

o    WisdomTree DEFA High-Yielding Equity Fund

o    WisdomTree Europe Total Dividend Fund

o    WisdomTree Europe High-Yielding Equity Fund

o    WisdomTree Europe SmallCap Dividend Fund

o    WisdomTree Japan Total Dividend Fund

o    WisdomTree Japan High-Yielding Equity Fund

o    WisdomTree Japan SmallCap Dividend Fund

o    WisdomTree Pacific ex-Japan Total Dividend Fund

o    WisdomTree Pacific ex-Japan High-Yielding Equity Fund

o    WisdomTree International LargeCap Dividend Fund

o    WisdomTree International Dividend Top 100 Fund

o    WisdomTree International MidCap Dividend Fund

o    WisdomTree International SmallCap Dividend Fund

WisdomTree Pacific ex-Japan Total Dividend Fund

Fund Facts

Cusip Number:

97717W828

Exchange Trading Symbol:

DND

WisdomTree Pacific ex-Japan Total Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan Dividend
Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Pacific ex-Japan Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree Pacific ex-Japan Dividend Index measures the performance of companies in Hong Kong, Singapore, Australia and New Zealand that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated in and have their shares listed on a major stock exchange in Hong Kong, Singapore, Australia or New Zealand. Companies must have paid at least $5 million in cash dividends on their common stock in the 12 months prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of Hong Kong, Singapore, Australia and New Zealand. As of March 31, 2006, approximately 60% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Pacific ex-Japan Total Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open


                                                 WisdomTree Trust Prospectus  49
     on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. The Pacific Basin economies are in all stages of economic development. The majority of the economies in the region can be characterized as either developing or newly industrialized. Many of the Pacific Basin economies are generally in recession. Many of their economies are characterized by high inflation, undeveloped financial services sectors, and heavy reliance on international trade. Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions have resulted in significant market downturns and volatility. The Australia and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. The Fund generally invests a relatively large percentage of its assets in companies organized in Australia or Hong Kong.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)

Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.48%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses*                                                         0.00%
                                                                           ----
Total Annual Fund Operating Expenses                                       0.48%
                                                                           ====

* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


50  WisdomTree Trust Prospectus

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 Year   3 Years
                                ------   -------
                                  $49      $154

You would pay the following expenses if you did not redeem your shares:

                                1 Year   3 Years
                                ------   -------
                                  $49      $154

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $8,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 1, 2006 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $8,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $40,542 if the Creation Unit is redeemed after one year and $93,005 if the Creation Unit is redeemed after three years.

* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                 WisdomTree Trust Prospectus  51

WisdomTree International Dividend Funds


o    WisdomTree DEFA Fund

o    WisdomTree DEFA High-Yielding Equity Fund

o    WisdomTree Europe Total Dividend Fund

o    WisdomTree Europe High-Yielding Equity Fund

o    WisdomTree Europe SmallCap Dividend Fund

o    WisdomTree Japan Total Dividend Fund

o    WisdomTree Japan High-Yielding Equity Fund

o    WisdomTree Japan SmallCap Dividend Fund

o    WisdomTree Pacific ex-Japan Total Dividend Fund

o    WisdomTree Pacific ex-Japan High-Yielding Equity Fund

o    WisdomTree International LargeCap Dividend Fund

o    WisdomTree International Dividend Top 100 Fund

o    WisdomTree International MidCap Dividend Fund

o    WisdomTree International SmallCap Dividend Fund

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

Fund Facts

Cusip Number:

97717W810

Exchange Trading Symbol:

DNH

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan High-Yielding Equity Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Pacific ex-Japan High-Yielding Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Replication strategy to achieve its investment objective and generally will hold each stock in approximately the same proportion as its weighting in the Index.

Index Description

The WisdomTree Pacific ex-Japan High-Yielding Equity Index measures the performance of the highest dividend paying stocks within the WisdomTree Pacific ex-Japan Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Pacific ex-Japan Dividend Index those companies with market capitalizations of at least $200 million and average daily trading volumes of at least $200,000 for the three months prior to the measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted, multi-capitalization index for the high-yielding dividend segment of Hong Kong, Singapore, Australia and New Zealand. As of March 31, 2006, approximately 53% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Pacific ex-Japan High-Yielding Equity Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement,


52  WisdomTree Trust Prospectus
     custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. The Pacific Basin economies are in all stages of economic development. The majority of the economies in the region can be characterized as either developing or newly industrialized. Many of the Pacific Basin economies are generally in recession. Many of their economies are characterized by high inflation, undeveloped financial services sectors, and heavy reliance on international trade. Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions have resulted in significant market downturns and volatility. The Australia and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. The Fund generally invests a significant percentage of its assets (sometimes more than 80%) in companies organized in Australia.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)

Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.58%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses*                                                         0.00%
                                                                           ----
Total Annual Fund Operating Expenses                                       0.58%
                                                                           ====

* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


                                                 WisdomTree Trust Prospectus  53

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 Year   3 Years
                                ------   -------
                                  $59      $186

You would pay the following expenses if you did not redeem your shares:

                                1 Year   3 Years
                                ------   -------
                                  $59      $186

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $3,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 1, 2006 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $3,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $36,641 if the Creation Unit is redeemed after one year and $99,911 if the Creation Unit is redeemed after three years.

* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


54  WisdomTree Trust Prospectus

WisdomTree International Dividend Funds


o    WisdomTree DEFA Fund

o    WisdomTree DEFA High-Yielding Equity Fund

o    WisdomTree Europe Total Dividend Fund

o    WisdomTree Europe High-Yielding Equity Fund

o    WisdomTree Europe SmallCap Dividend Fund

o    WisdomTree Japan Total Dividend Fund

o    WisdomTree Japan High-Yielding Equity Fund

o    WisdomTree Japan SmallCap Dividend Fund

o    WisdomTree Pacific ex-Japan Total Dividend Fund

o    WisdomTree Pacific ex-Japan High-Yielding Equity Fund

o    WisdomTree International LargeCap Dividend Fund

o    WisdomTree International Dividend Top 100 Fund

o    WisdomTree International MidCap Dividend Fund

o    WisdomTree International SmallCap Dividend Fund

WisdomTree International LargeCap Dividend Fund

Fund Facts

Cusip Number:

97717W794

Exchange Trading Symbol:

DOL

WisdomTree International LargeCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree International LargeCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree International LargeCap Dividend Index measures the performance of companies that pay regular cash dividends from the large-capitalization segment of markets in Europe, Far East Asia and Australasia and that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree DEFA Index the 300 companies in the Index with the highest market capitalizations. Companies are weighted in the Index based on regular cash dividends paid. The Index consists of large-capitalization securities. In this sense, it is a dividend-weighted, large-capitalization index for Europe, Far East Asia and Australasia. As of March 31, 2006, approximately 100% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree International LargeCap Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.


                                                 WisdomTree Trust Prospectus  55

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in the United Kingdom.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)

Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.48%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses*                                                         0.00%
                                                                           ----
Total Annual Fund Operating Expenses                                       0.48%
                                                                           ====

* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


56  WisdomTree Trust Prospectus

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 Year   3 Years
                                ------   -------
                                  $49      $154

You would pay the following expenses if you did not redeem your shares:

                                1 Year   3 Years
                                ------   -------
                                  $49      $154

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $6,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 1, 2006 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $6,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $36,542 if the Creation Unit is redeemed after one year and $89,005 if the Creation Unit is redeemed after three years.

* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                 WisdomTree Trust Prospectus  57

WisdomTree International Dividend Funds


o    WisdomTree DEFA Fund

o    WisdomTree DEFA High-Yielding Equity Fund

o    WisdomTree Europe Total Dividend Fund

o    WisdomTree Europe High-Yielding Equity Fund

o    WisdomTree Europe SmallCap Dividend Fund

o    WisdomTree Japan Total Dividend Fund

o    WisdomTree Japan High-Yielding Equity Fund

o    WisdomTree Japan SmallCap Dividend Fund

o    WisdomTree Pacific ex-Japan Total Dividend Fund

o    WisdomTree Pacific ex-Japan High-Yielding Equity Fund

o    WisdomTree International LargeCap Dividend Fund

o    WisdomTree International Dividend Top 100 Fund

o    WisdomTree International MidCap Dividend Fund

o    WisdomTree International SmallCap Dividend Fund

WisdomTree International Dividend Top 100 Fund

Fund Facts

Cusip Number:

97717W786

Exchange Trading Symbol:

DOO

WisdomTree International Dividend Top 100 Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend Top 100 Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree International Dividend Top 100 Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Replication strategy to achieve its investment objective and generally will hold each stock in approximately the same proportion as its weighting in the Index.

Index Description

The WisdomTree International Dividend Top 100 Index measures the performance of 100 high dividend-yielding companies from Europe, Far East Asia and Australasia. The Index is created by selecting the 100 highest dividend-yielding companies from the WisdomTree International LargeCap Dividend Index that meet specified requirements as of the Index measurement date. Unlike other WisdomTree International Indexes, which weight index components based on regular cash dividends paid, a component's weight in the Index is based on its annual dividend yield as of the Index measurement date. A component company's weight in the Index is determined by dividing its annual dividend yield by the sum of all the annual dividend yields for all the component companies in the Index. The Index consists of selected large-capitalization securities. In this sense, it is a dividend-yield weighted large-capitalization developed market index for Europe, Far East Asia and Australasia. As of March 31, 2006, approximately 100% of the capitalization of the Index consisted of companies with market capitalizations over $10.0 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree International Dividend Top 100 Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include


58  WisdomTree Trust Prospectus
     fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in the United Kingdom.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)

Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.58%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses*                                                         0.00%
                                                                           ----
Total Annual Fund Operating Expenses                                       0.58%
                                                                           ====

* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


                                                 WisdomTree Trust Prospectus  59

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 Year   3 Years
                                ------   -------
                                  $59      $186

You would pay the following expenses if you did not redeem your shares:

                                1 Year   3 Years
                                ------   -------
                                  $59      $186

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 1, 2006 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $2,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $34,641 if the Creation Unit is redeemed after one year and $97,911 if the Creation Unit is redeemed after three years.

* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


60  WisdomTree Trust Prospectus

WisdomTree International Dividend Funds


o    WisdomTree DEFA Fund

o    WisdomTree DEFA High-Yielding Equity Fund

o    WisdomTree Europe Total Dividend Fund

o    WisdomTree Europe High-Yielding Equity Fund

o    WisdomTree Europe SmallCap Dividend Fund

o    WisdomTree Japan Total Dividend Fund

o    WisdomTree Japan High-Yielding Equity Fund

o    WisdomTree Japan SmallCap Dividend Fund

o    WisdomTree Pacific ex-Japan Total Dividend Fund

o    WisdomTree Pacific ex-Japan High-Yielding Equity Fund

o    WisdomTree International LargeCap Dividend Fund

o    WisdomTree International Dividend Top 100 Fund

o    WisdomTree International MidCap Dividend Fund

o    WisdomTree International SmallCap Dividend Fund

WisdomTree International MidCap Dividend Fund

Fund Facts

Cusip Number:

97717W778

Exchange Trading Symbol:

DIM

WisdomTree International MidCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree International MidCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree International MidCap Dividend Index measures the performance of companies that pay regular cash dividends from the mid-capitalization segment of markets in Europe, Far East Asia and Australasia. The Index is created by first removing from the WisdomTree DEFA Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the top 75% of the remaining market capitalization of this group are included in the WisdomTree International MidCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index consists of primarily midcapitalization securities. In this sense, it is a dividend-weighted, mid-capitalization index for Europe, Far East Asia and Australasia. As of March 31, 2006, approximately 93% of the capitalization of the Index consisted of companies with market capitalizations between $2.0 and $10.0 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree International MidCap Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open


                                                 WisdomTree Trust Prospectus  61
     on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in the United Kingdom.

o Mid-Capitalization Investing. The Fund invests primarily in mid-capitalization companies. As result of the following, the Fund may be more volatile than funds that invest in larger, more established large-capitalization companies.

     o Mid-capitalization companies normally have less diverse product lines and they may be more susceptible to adverse developments concerning their products than larger capitalization companies.

     o The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities.

     o The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of mid-capitalization companies.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)

Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.58%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses*                                                         0.00%
                                                                           ----
Total Annual Fund Operating Expenses                                       0.58%
                                                                           ====

* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


62  WisdomTree Trust Prospectus

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 Year   3 Years
                                ------   -------
                                  $59      $186

You would pay the following expenses if you did not redeem your shares:

                                1 Year   3 Years
                                ------   -------
                                  $59      $186

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $8,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 1, 2006 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $8,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $45,641 if the Creation Unit is redeemed after one year and $108,911 if the Creation Unit is redeemed after three years.

* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                 WisdomTree Trust Prospectus  63

WisdomTree International Dividend Funds


o    WisdomTree DEFA Fund

o    WisdomTree DEFA High-Yielding Equity Fund

o    WisdomTree Europe Total Dividend Fund

o    WisdomTree Europe High-Yielding Equity Fund

o    WisdomTree Europe SmallCap Dividend Fund

o    WisdomTree Japan Total Dividend Fund

o    WisdomTree Japan High-Yielding Equity Fund

o    WisdomTree Japan SmallCap Dividend Fund

o    WisdomTree Pacific ex-Japan Total Dividend Fund

o    WisdomTree Pacific ex-Japan High-Yielding Equity Fund

o    WisdomTree International LargeCap Dividend Fund

o    WisdomTree International Dividend Top 100 Fund

o    WisdomTree International MidCap Dividend Fund

o    WisdomTree International SmallCap Dividend Fund

WisdomTree International SmallCap Dividend Fund

Fund Facts

Cusip Number:

97717W760

Exchange Trading Symbol:

DLS

WisdomTree International SmallCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree International SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree International SmallCap Dividend Index measures the performance of companies that pay regular cash dividends from the small-capitalization segment of markets in Europe, Far East Asia and Australasia. The Index is created by first removing from the WisdomTree DEFA Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the bottom 25% of the remaining market capitalization of this group are included in the WisdomTree International SmallCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index consists of primarily small-capitalization securities. In this sense, it is a dividend-weighted, small-capitalization index for Europe, Far East Asia and Australasia. As of March 31, 2006, approximately 92% of the capitalization of the Index consisted of companies with market capitalizations less than $2.0 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree International SmallCap Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open


64  WisdomTree Trust Prospectus
     on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Small-Capitalization Investing. The Fund invests primarily in small-capitalization companies. Although certain risks associated with investing in small-capitalization companies may be similar to those risks associated with investing in mid-capitalization companies, such risks tend to be greater with respect to small-capitalization companies. As a result of the following, the Fund may be more volatile than funds that invest in larger, more established mid- and large-capitalization companies.

     o Small-capitalization companies may be less financially secure than larger, more established mid- and large-capitalization companies.

     o Small-capitalization companies normally have less diverse product lines and they may be more susceptible to adverse developments concerning their products than larger, more established mid- and large-capitalization companies. In addition, small-capitalization companies may distribute, sell or produce products which have recently been brought to market and may be dependent on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, the Fund's investment in a small-capitalization company may lose substantial value.

     o The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities.

     o The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small-capitalization companies.

     o In addition, small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in the United Kingdom.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

o The Fund generally invests a relatively large percentage of its assets in the industrial industries. The industry sector can be significantly affected by, among other things, overall capital spending levels, economic cycles, technical obsolescence, labor relations, government regulations, the volatility of commodity prices and currency exchange rates, and worldwide competition.


                                                 WisdomTree Trust Prospectus  65

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)

Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.58%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses*                                                         0.00%
                                                                           ----
Total Annual Fund Operating Expenses                                       0.58%
                                                                           ====

* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 Year   3 Years
                                ------   -------
                                  $59      $186

You would pay the following expenses if you did not redeem your shares:

                                1 Year   3 Years
                                ------   -------
                                  $59      $186


66  WisdomTree Trust Prospectus

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $10,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 1, 2006 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $10,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $49,641 if the Creation Unit is redeemed after one year and $112,911 if the Creation Unit is redeemed after three years.

* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                 WisdomTree Trust Prospectus  67

Management

Investment Adviser

As investment adviser, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management does not manage any other investment companies and has limited experience as an investment adviser. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, WisdomTree Asset Management agrees to pay all expenses of the Trust, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust's Chief Compliance Officer, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate agreement, WisdomTree Asset Management has agreed to pay the compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust's Chief Compliance Officer through at least July 31, 2007.

The basis for the Board of Trustees' approval of the Investment Advisory Agreement will be available in the Trust's Annual Report to Shareholders.

WisdomTree Asset Management expects to receive fees from each Fund, based on a percentage of the Fund's average daily net assets, as shown in the following table:


Name of Fund                                            Management Fee
-----------------------------------------------------   --------------
WisdomTree Domestic Dividend Funds
WisdomTree Total Dividend Fund                               0.28%
WisdomTree High-Yielding Equity Fund                         0.38%
WisdomTree LargeCap Dividend Fund                            0.28%
WisdomTree Dividend Top 100 Fund                             0.38%
WisdomTree MidCap Dividend Fund                              0.38%
WisdomTree SmallCap Dividend Fund                            0.38%
WisdomTree International Dividend Funds
WisdomTree DEFA Fund                                         0.48%
WisdomTree DEFA High-Yielding Equity Fund                    0.58%
WisdomTree Europe Total Dividend Fund                        0.48%
WisdomTree Europe High-Yielding Equity Fund                  0.58%
WisdomTree Europe SmallCap Dividend Fund                     0.58%
WisdomTree Japan Total Dividend Fund                         0.48%
WisdomTree Japan High-Yielding Equity Fund                   0.58%
WisdomTree Japan SmallCap Dividend Fund                      0.58%
WisdomTree Pacific ex-Japan Total Dividend Fund              0.48%
WisdomTree Pacific ex-Japan High-Yielding Equity Fund        0.58%
WisdomTree International LargeCap Dividend Fund              0.48%
WisdomTree International Dividend Top 100 Fund               0.58%
WisdomTree International MidCap Dividend Fund                0.58%
WisdomTree International SmallCap Dividend Fund              0.58%


WisdomTree Asset Management is a registered investment adviser with offices located at 48 Wall Street, 11th Floor, New York, NY 10005.


68  WisdomTree Trust Prospectus

Sub-Adviser

BNY Investment Advisors, a separately identifiable division of The Bank of New York, a New York state banking corporation, serves as the sub-adviser for each Fund (the "Sub-Adviser"). BNY Investment Advisors has its principal place of business at 1633 Broadway, 13th Floor, New York, New York, 10019. The Bank of New York began offering investment services in the 1830s and as of September 2006 managed more that $113 billion in investments for institutions and individuals. The Sub-Adviser chooses each Fund's portfolio investments and places orders to buy and sell the Fund's portfolio investments. WisdomTree Asset Management pays the Sub-Adviser for providing sub-advisory services to the Funds in accordance with the table set forth below.

The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser to the Domestic Equity Funds:

     o 5 basis points (0.05%) of the first $100 million in combined daily net assets of all Domestic Equity Funds; and

     o 3 basis points (0.03%) of the combined daily net assets of all Domestic Equity Funds in excess of $100 million.

The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser to the International Funds:

     o 20 basis points (0.20%) of the first $50 million in the total daily net assets of all International Funds;

     o 15 basis points (0.15%) of the next $50 million in the total daily net assets of all International Funds;

     o 10 basis points (0.10%) of the total daily net assets of all International Funds in excess of $100 million; and

     o 5 basis points (0.05%) of the total daily net assets of all International Funds in excess of $1 billion.

Portfolio Managers

Each Fund is managed by the Sub-Adviser's Index Fund Management Division. The five most senior members are Kurt Zyla, Lloyd Buchanan, Denise Krisko, Robert McCormack, and Todd Rose. Mr. Zyla manages this Division. Mr. Zyla, a Managing Director of the Sub-Adviser, has supervised the Index Fund Management Division since 1996. He joined the Sub-Adviser in 1989. Prior to his current position, he was employed by the Sub-Adviser in a number of capacities. Mr. Buchanan has been a Portfolio Manager in the Index Fund Management Division since January 2002. Prior to joining the Sub-Adviser, Mr. Buchanan was a Vice President and Chief Operating Officer of Axe Houghton Associates, Inc., an investment management subsidiary of Hoenig Group. He joined Axe Houghton in May 1988. Ms. Krisko is a Managing Director, CIO and Head of Index Management in the Index Fund Management Division. Ms. Krisko joined the Sub-Adviser in August 2005. Prior to joining the Sub-Adviser, Ms. Krisko acted as a Senior Portfolio Manager and Equity Trader for Quantitative Equity Management at Northern Trust from January, 2003 until August 2005 and at Deutsche Asset Management from June 2000 to January 2003. Ms Krisko also worked as a senior quantitative equity portfolio manager and trader for The Vanguard Group. Mr. McCormack is a Senior Portfolio Manager in the Index Fund Management Division. He is responsible for domestic indexed portfolio management. Prior to joining the Index Fund Management Division in 1999, Mr. McCormack was a relationship manager in the Sub-Adviser's Master Trust/Master Custody Division, specializing in working with foundations and endowments and other not-for-profit organizations. Mr. McCormack joined the Sub-Adviser in 1987. Mr. Rose has been a Portfolio Manager in the Index Fund Management Division since 2000. Prior to joining the Division, Mr. Rose worked in the Mutual Funds Accounting Division in various functions. Before joining the Sub-Adviser in 1997, Mr. Rose was a Financial Consultant at Merrill Lynch. He began his career trading futures with Linnco Futures Group in Chicago.

Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities. Each Portfolio Manager is authorized to make investment decisions for all portfolios managed by the team. Each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes. No member of the portfolio team manages assets outside of the team. Mr. Zyla manages the team.


                                                 WisdomTree Trust Prospectus  69

The Trust's SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares in the Funds for which they are Portfolio Managers.

Administrator, Custodian and Transfer Agent

The Bank of New York is the administrator, custodian and transfer agent for each Fund.

Shareholder Information

Additional shareholder information is available free of charge by calling:
1-866-909-WISE(9473) or visiting the Funds' website at www.wisdomtree.com.

Buying and Selling Shares

Most investors will buy and sell shares of the Funds through brokers. Shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly-traded securities. When buying or selling shares through a broker most investors will incur customary brokerage commissions and charges.

Shares of the Funds trade under the trading symbols listed for each respective Fund in the section describing such Fund. The Funds are listed on the New York Stock Exchange.

Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creation and Redemption section. Once created, shares of the Funds trade in the secondary market in amounts less than a Creation Unit.

Share Trading Prices

As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which such Fund is listed or by other information providers. This approximate value should not be viewed as a "real-time" update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

The NAV of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the "NAV Calculation Time"). NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding.

Stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments, which may be used to manage a Fund's cash, are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.


70  WisdomTree Trust Prospectus

When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security's owner might reasonably expect to receive upon its sale. A Fund may also use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. For example, this may occur with foreign securities, which may trade on foreign exchanges that close many hours before the Fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing also may be used if, for example, trading in a security is halted and does not resume before the Fund's pricing time or if a security does not trade in the course of a day. Since the International Equity Funds invest in securities listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of these Funds may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

Fair-value prices are determined by the Funds according to procedures adopted by the Board of Trustees. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.

Dividends and Distributions

Each Fund pays out dividends, if any, to investors at least annually. Each Fund distributes its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding shares of each Fund.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or "street name" form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents - Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is


                                                 WisdomTree Trust Prospectus  71
available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

Since the Funds are ETFs, only a few institutional investors (known as "Authorized Participants") are authorized to purchase and redeem shares directly with the issuing Fund. Since frequent in-kind purchases and redemptions of shares of a Fund do not disrupt portfolio management, increase the Funds' trading costs, lead to realization of capital gains or otherwise harm the Fund shareholders, the Board of Trustees has determined that it is not necessary to adopt policies and procedures to detect and deter frequent purchases and redemptions of Fund shares ("frequent trading"). Because these trades are effected in-kind (i.e., for securities and not for cash), they do not cause any of the aforementioned harmful effects that may result from frequent cash trades.

Each Fund accommodates frequent purchases and redemptions of Creation Units by Authorized Participants and does not place a limit on purchases or redemptions of Creation Units by these investors. Each Fund reserves the right, but does not have the obligation, to reject any order at any time. Each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

The vast majority of trading in shares of the Funds occurs on national securities exchanges and does not directly involve the issuance or redemption of Fund shares. Because these trades do not involve the issuing Fund directly, they do not cause any of the harmful effects discussed above that may result from frequent cash trades.

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the WisdomTree Trust, including that such investment companies enter into an agreement with the Funds.

Taxes

As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

     o    A Fund makes distributions,

     o    You sell shares, and

     o    You purchase or redeem Creation Units.


72  WisdomTree Trust Prospectus

Taxes on Distributions

Distributions from a Fund's net investment income (other than qualified dividend income), including distributions out of the Fund's net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held a Fund's shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. Under current law, the taxation of qualified dividend income at long-term capital gain rates will no longer apply for taxable years beginning after December 31, 2010. In order for a distribution by the Fund to be treated as qualified dividend income, a Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund's shares. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

Dividends and interest received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of the total assets of each of WisdomTree DEFA Fund, WisdomTree DEFA High-Yielding Equity Fund, WisdomTree Europe Total Dividend Fund, WisdomTree Europe High-Yielding Equity Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree Japan Total Dividend Fund, WisdomTree Japan High-Yielding Equity Fund, WisdomTree Japan SmallCap Dividend Fund, WisdomTree Pacific ex-Japan Total Dividend Fund, WisdomTree Pacific ex-Japan High-Yielding Equity Fund, WisdomTree International LargeCap Fund, WisdomTree International Dividend Top 100 Fund, WisdomTree International MidCap Fund, and WisdomTree International SmallCap Dividend Fund will almost certainly consist of foreign stocks or securities, those Funds intend to "pass through" to you certain foreign income taxes (including withholding taxes) paid by those Funds. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided, however, that for taxable years of the Fund beginning after December 31, 2004, but not beginning after December 31, 2007, interest related dividends and short-term capital gain dividends generally will not be subject to such U.S. withholding tax.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Fund Shares are Sold

Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. The ability to deduct capital losses may be limited.


                                                 WisdomTree Trust Prospectus  73

Taxes on Creation and Redemption of Creation Units

An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the cash component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and a cash component. The Internal Revenue Service, however, may assert a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible.

Under current law, any capital gain or loss realized upon the redemption (or creation) of Creation Units will generally be treated as long-term capital gain or loss if the shares (or equity securities) have been held for more than one year and otherwise as short-term capital gain or loss.

Under current federal tax law, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of a Fund under all applicable tax laws.

Creation and Redemption

The shares that trade in the secondary market are "created" at NAV by market makers. Each Fund issues and redeems shares at NAV only in large blocks of shares, typically 50,000 shares or more ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Each "creator" enters into an authorized participant agreement with the Distributor, and deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and pays or receives a specified amount of cash equal to the difference between NAV of a Creation Unit and the market value of the basket of securities ("cash component") in exchange for a specified number of Creation Units. Each business day, prior to the opening of trading, the Fund will designate through the National Securities Clearing Corporation ("NSCC"), the names and number of shares of each security to be included in that day's basket. Each Fund reserves the right to accept a basket of securities that differs from the published basket. A Fund will not issue fractional Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units principally in-kind for a portfolio of securities held by the Fund and the payment or receipt of the specified cash component. Except when aggregated in Creation Units, shares are not redeemable by a Fund. Each Fund reserves the right to honor a redemption request by delivering a basket of securities that differs from the published basket. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form.


74  WisdomTree Trust Prospectus

Creations and redemptions must be made by an Authorized Participant or through a firm that is either a member of the Continuous Net Settlement System of the NSCC or a DTC participant, and in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Trust's SAI.

Authorized Participants and the Continuous Offering of Shares

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a "distribution," as such term is used in the Securities Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Creation and Redemption Transaction Fees for Creation Units

Each Fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. The creation and redemption transaction fees for creations and redemptions using the "in-kind" creation and redemption process are listed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. Purchasers and redeemers of Creation Units for cash (when cash creations and redemptions are permitted) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under "Maximum Creation/Redemption Transaction Fee" to offset the transaction cost to the Fund of buying portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of a Fund. From time to time, WisdomTree Asset Management may cover the cost of any transaction fees.

The following table also shows, as of June 1, 2006, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee. These fees are payable only by investors who purchase shares directly from a Fund. Retail investors who purchase shares through their brokerage account will not pay these fees.


                                                 WisdomTree Trust Prospectus  75

                                                          Approximate   Standard Creation/    Maximum Creation/
                                                         Value of One       Redemption           Redemption
Name of Fund                                            Creation Unit     Transaction Fee      Transaction Fee
-----------------------------------------------------   -------------   ------------------   ------------------
WisdomTree Domestic Dividend Funds
WisdomTree Total Dividend Fund                           $ 2,500,000          $ 4,000              $ 8,500
WisdomTree High-Yielding Equity Fund                     $ 2,500,000          $ 2,200              $ 2,500
WisdomTree LargeCap Dividend Fund                        $ 2,500,000          $ 1,500              $ 2,000
WisdomTree Dividend Top 100 Fund                         $ 2,500,000          $   500              $   600
WisdomTree MidCap Dividend Fund                          $ 2,500,000          $ 2,500              $ 3,000
WisdomTree SmallCap Dividend Fund                        $ 2,500,000          $ 4,000              $ 4,500
WisdomTree International Dividend Funds
WisdomTree DEFA Fund                                     $12,500,000          $15,000              $50,000
WisdomTree DEFA High-Yielding Equity Fund                $ 5,000,000          $ 9,500              $20,000
WisdomTree Europe Total Dividend Fund                    $ 5,000,000          $ 7,500              $25,000
WisdomTree Europe High-Yielding Equity Fund              $ 5,000,000          $ 2,500              $ 7,500
WisdomTree Europe SmallCap Dividend Fund                 $ 5,000,000          $10,000              $11,000
WisdomTree Japan Total Dividend Fund                     $ 5,000,000          $ 4,000              $10,000
WisdomTree Japan High-Yielding Equity Fund               $ 5,000,000          $ 2,500              $ 3,500
WisdomTree Japan SmallCap Dividend Fund                  $ 5,000,000          $ 5,000              $ 6,000
WisdomTree Pacific ex-Japan Total Dividend Fund          $ 5,000,000          $ 8,000              $18,500
WisdomTree Pacific ex-Japan High-Yielding Equity Fund    $ 5,000,000          $ 3,500              $ 4,500
WisdomTree International LargeCap Dividend Fund          $ 5,000,000          $ 6,000              $ 8,000
WisdomTree International Dividend Top 100 Fund           $ 5,000,000          $ 2,500              $ 3,500
WisdomTree International MidCap Dividend Fund            $ 5,000,000          $ 8,000              $20,000
WisdomTree International SmallCap Dividend Fund          $ 5,000,000          $10,000              $25,000


Distribution

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor's principal address is 1625 Broadway, Suite 2200, Denver, Colorado 80202.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Additional Notices

Shares of the Trust are not sponsored, endorsed, or promoted by the New York Stock Exchange. The New York Stock Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a fund to track the total return performance of any Index or the ability of any Index identified herein to track stock market performance. The New York Stock Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The New York Stock Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund.


76  WisdomTree Trust Prospectus

The New York Stock Exchange does not guarantee the accuracy and/or the completeness of any Index or any data included therein. The New York Stock Exchange makes no warranty, express or implied, as to results to be obtained by the WisdomTree Trust on behalf of its Funds, owners of the shares, or any other person or entity from the use of the subject Indexes or any data included therein. The New York Stock Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Index or any data included therein. Without limiting any of the foregoing, in no event shall the New York Stock Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

WisdomTree Investments, WisdomTree Asset Management and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general stock market performance. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the Indexes. WisdomTree Investments is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable.

The Funds, WisdomTree Investments and WisdomTree Asset Management do not guarantee the accuracy, completeness, or performance of any Index or the data included therein.


                                                 WisdomTree Trust Prospectus  77

The Trust's current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the Securities and Exchange Commission. It is incorporated by reference in this Prospectus.

To make shareholder inquiries, for more detailed information on the Funds or to request the SAI, free of charge, please:

Call:    1-866-909-9473
         Monday through Friday
         8:00 a.m. - 8:00 p.m. (Eastern time)

Write:   WisdomTree Trust
         c/o ALPS Distributors, Inc.
         1625 Broadway, Suite 2200
         Denver, Colorado 80202

Visit:   www.wisdomtree.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

(c)2006, 2007. WisdomTree Trust

WisdomTree Funds are distributed by
ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, Colorado 80202

WisdomTree(SM) is a service mark of WisdomTree Investments, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864

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WisdomTree Trust
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